Interest, Net (Tables)	12 Months Ended
May 26, 2013
Interest Income (Expense), Net [Abstract]
Components Of Interest
The components of interest, net are as follows:

(in millions)	Fiscal Year
	2013	2012	2011
Interest expense	$126.2	$102.7	$93.7
Imputed interest on capital leases	3.6	3.7	3.8
Capitalized interest	(3.0)	(3.9)	(3.0)
Interest income	(0.9)	(0.9)	(0.9)
Interest, net	$125.9	$101.6	$93.6

Computation Of Capitalized Interest
Capitalized interest was computed using our average borrowing rate. Interest paid, net of amounts capitalized was as follows:

(in millions)	Fiscal Year
	2013	2012	2011
Interest paid, net of amounts capitalized	$112.5	$94.8	$98.3